Shareholders' and Members' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' and Member's Equity
9. Shareholders’ and Member’s Equity
Shareholders’ Equity
Holders of Class A shares and Class B shares vote together as a single class on all matters presented to our shareholders, except as otherwise required by applicable law or by the A&R LLC Agreement. To the extent we pay any cash dividends on our Class A shares, under the terms of our organizational documents, Class B shares are not entitled to participate.
Member’s Equity
Prior to the Division, NDB LLC held 100% of the limited liability company interests of OpCo. OpCo’s limited liability company interests were generally consistent with ordinary equity ownership interests. Distributions (including liquidating distributions) were to be made to the sole member at a time to be determined by the board of managers. There were no restrictions on distributions. The sole member’s equity account was adjusted for distributions paid to, and additional capital contributions that were made by the sole member. All revenues, costs and expenses of OpCo were allocated to the sole member in accordance with the initial limited liability company agreement of LandBridge Company LLC, dated as of September 27, 2023 (the “Prior LLC Agreement”).
Redemptions and Cancellations
During the year ended December 31, 2024, no Class B shares were redeemed for Class A shares.
In December 2024, as part of the December Private Placement we purchased 2,498,751 OpCo Units from LandBridge Holdings, which resulted in the cancellation of a corresponding number of Class B shares. Refer to Note 1—
Organization and Nature of Operations
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Dividends and Distributions
On November 5, 2024, our board of directors declared a dividend on our Class A shares of $0.10 per share to shareholders of record as of December 5, 2024. The dividends declared totaled $1.7 million and were paid on December 19, 2024. In conjunction with the dividend payment, a distribution of $0.10 per unit was paid to OpCo unit holders. The distribution, totaling $5.6 million, was also paid on December 19, 2024.
On February 21, 2025, our board of directors declared a dividend on our Class A shares of $0.10 per share, payable on March 20, 2025 to shareholders of record as of March 6, 2025.